Schedule of Risk Rating (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total	$ 392,186	$ 404,577
Risk Rate Six [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total	392,186
Risk Rate Four [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		$ 404,577